Completed Acquisitions Other Information (Details) Share data in Millions, unless otherwise specified	12 Months Ended					0 Months Ended	2 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2014 Unsecured 3-year $5 Billion Term Loan Facility USD ($)	Dec. 31, 2013 Unsecured 3-year $5 Billion Term Loan Facility USD ($)	Feb. 03, 2014 Life Technologies Corporation [Member] USD ($)	Feb. 28, 2014 Life Technologies Corporation [Member] USD ($)	Dec. 31, 2013 Life Technologies Corporation [Member] USD ($)	Jan. 31, 2014 Life Technologies Corporation [Member] Unsecured 3-year $5 Billion Term Loan Facility USD ($)	Dec. 31, 2013 Life Technologies Corporation [Member] Unsecured 3-year $5 Billion Term Loan Facility USD ($)	Dec. 31, 2013 Life Technologies Corporation [Member] Senior Notes [Member] USD ($)	Sep. 29, 2012 One Lambda [Member] USD ($)	Dec. 31, 2013 One Lambda [Member] USD ($)	Dec. 31, 2011 One Lambda [Member] USD ($)	May 31, 2012 Doe & Ingalls [Member] USD ($)	Dec. 31, 2011 Doe & Ingalls [Member] USD ($)	Aug. 31, 2011 Phadia [Member] USD ($)	Dec. 31, 2010 Phadia [Member] USD ($)	Dec. 31, 2010 Phadia [Member] EUR (€)	Aug. 31, 2011 Phadia [Member] Repayment Of Acquiree Indebtedness [Member] USD ($)	May 31, 2011 Dionex [Member] USD ($)		Jun. 30, 2010 Dionex [Member] USD ($)	Dec. 31, 2012 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] USD ($)	Dec. 31, 2011 Other Acquisitions [Member] Discontinued Operations [Member] USD ($)
Other Information
Purchase Price Paid	$ 11,400,000	$ 1,083,400,000	$ 5,690,300,000			$ 13,600,000,000						$ 885,000,000			$ 175,000,000		$ 3,540,000,000			$ 2,140,000,000	$ 2,030,000,000			$ 25,000,000	$ 97,000,000	$ 8,000,000
Contingent Consideration, Potential Cash Payment												25,000,000												15,000,000
Contingent Consideration, Change in Liability Recognized During the Period													12,000,000
Contingent Consideration Paid													25,000,000
Revenue Reported by Acquired Entity								3,900,000,000						182,000,000		110,000,000		525,000,000	367,000,000				420,000,000
Goodwill, Expected Tax Deductible Amount												274,000,000			53,000,000		0 [1]				0	[1]
Purchase Price Paid For Acquisitions Completed In A Prior Year	40,000,000	6,000,000	35,000,000
Financing For Acquisition
Maximum Borrowing Capacity					5,000,000,000					5,000,000,000
Principal Outstanding	10,491,900,000	7,104,800,000		5,000,000,000					5,000,000,000		3,200,000,000
Net proceeds from issuance of company common stock	$ 230,400,000	$ 254,100,000	$ 158,100,000				$ 2,940,000,000
Shares issued							34.9

[1]	Substantially none of the goodwill is tax deductible